COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments required under the lease	Future minimum rental payments required under operating leases are as follows:
2017	$21,086
2018	45,454
$66,540

Future minimum rental payments required under operating leases are as follows:
2017	$83,343
2018	45,455
$128,798

Schedule of future minimum lease payments under mining leases
As more fully discussed in Note 3 — Mineral Properties, the Company leases certain mineral properties included in its Pershing Pass Property. The future minimum lease payments under these mining leases are as follows:

2017	$15,000
2018	25,000
2019	25,000
2020	25,000
2021	25,000
Thereafter	42,500
$157,500

The future minimum lease payments under these mining leases are as follows:
2017	$25,000
2018	25,000
2019	25,000
2020	25,000
2021	25,000
Thereafter	42,500
$167,500